Income tax expenses- General (Details) ¥ in Millions, $ in Millions	12 Months Ended						36 Months Ended
	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2021 CNY (¥)
Composition of income tax expenses
Current income tax expense	¥ 26,042		¥ 24,005	¥ 18,750
Deferred taxation	3,236	$ 494	(3,443)	(2,197)
Income tax expenses	¥ 29,278	$ 4,469	¥ 20,562	¥ 16,553
Enterprise income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Total tax adjustments	¥ 6,085		¥ 4,144	¥ 4,656
Undistributed earnings intended to be invested indefinitely in the PRC	¥ 195,300		¥ 107,200				¥ 195,300
Cayman Islands
Composition of income tax expenses
Withholding tax to be imposed upon payments of dividends to shareholders (as a percent)	0.00%	0.00%
Hong Kong
Composition of income tax expenses
Enterprise income tax rate (as a percent)	16.50%	16.50%	16.50%	16.50%
PRC
Composition of income tax expenses
Enterprise income tax rate (as a percent)	25.00%	25.00%					25.00%
Withholding income tax rate on dividends declared by PRC companies to their foreign investors (as a percent)	10.00%	10.00%
Lower withholding income tax rate on dividends declared by PRC companies to foreign investors with certain criteria met (as a percent)	5.00%	5.00%
Minimum percentage of ownership interests held by investors in Hong Kong to qualify for lower withholding tax rate (as a percent)	25.00%	25.00%
PRC | High and New Technology Enterprises
Composition of income tax expenses
Preferential tax rate (as a percent)	15.00%	15.00%
PRC | Software Enterprise
Composition of income tax expenses
Period of full exemption from income tax	2 years	2 years
Reduction in preferential tax rate (as a percent)	50.00%	50.00%
Period of 50% reduction to income tax rate	3 years	3 years
PRC | Key Software Enterprise
Composition of income tax expenses
Preferential tax rate (as a percent)	10.00%	10.00%
Alibaba China | PRC | High and New Technology Enterprises
Composition of income tax expenses
Enterprise income tax rate (as a percent)			15.00%	15.00%	15.00%	15.00%
Alibaba China | PRC | Key Software Enterprise
Composition of income tax expenses
Preferential tax rate (as a percent)				10.00%	10.00%	10.00%
Taobao China | PRC | High and New Technology Enterprises
Composition of income tax expenses
Enterprise income tax rate (as a percent)			15.00%	15.00%	15.00%	15.00%
Taobao China | PRC | Software Enterprise
Composition of income tax expenses
Preferential tax rate (as a percent)				10.00%	10.00%	10.00%
Tmall China | PRC | High and New Technology Enterprises
Composition of income tax expenses
Enterprise income tax rate (as a percent)			15.00%	15.00%	15.00%	15.00%
Tmall China | PRC | Key Software Enterprise
Composition of income tax expenses
Preferential tax rate (as a percent)				10.00%	10.00%	10.00%
Alibaba Beijing | PRC | Software Enterprise
Composition of income tax expenses
Enterprise income tax rate (as a percent)			12.50%	12.50%
Period of full exemption from income tax						2 years
Reduction in preferential tax rate (as a percent)			50.00%	50.00%
Period of 50% reduction to income tax rate				3 years
Alibaba Beijing | PRC | Key Software Enterprise
Composition of income tax expenses
Enterprise income tax rate (as a percent)				12.50%
Preferential tax rate (as a percent)				10.00%